CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Apr. 27, 2022	Jun. 30, 2021
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value	$ 0.01	$ 0.01	$ 0.01
Ordinary shares, shares authorized	300,000,000	300,000,000	300,000,000
Ordinary shares, shares issued	91,857,298		40,716,642
Ordinary shares, shares outstanding	91,857,298		40,716,642